GENERAL AND ADMINISTRATIVE EXPENSES	6 Months Ended
Sep. 30, 2025
Notes and other explanatory information [abstract]
GENERAL AND ADMINISTRATIVE EXPENSES

6.	GENERAL AND ADMINISTRATIVE EXPENSES

	For the six months ended	For the six months ended
	September 30, 2025	September 30, 2024
	HK$	HK$
	(Unaudited)	(Unaudited)

Salaries and benefits	344,438	126,000
Office and miscellaneous	191,533	184,221
Management and consulting fees	263,000	255,000
Professional fees	2,268,939	3,007,238
Directors’ remuneration	600,000	659,022
Depreciation	133,829	138,403
Travel and promotion	4,340	-

Total	3,806,079	4,369,884